Cash and cash equivalents (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents in the Statement of Financial Position	€ 403.3	€ 412.9	€ 366.8	€ 254.2
Bank overdrafts	0.0	(13.2)
Cash and cash equivalents if different from statement of financial position	€ 403.3	€ 399.7	€ 366.8